Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock, Private Placement [Member] Preferred Stock [Member]	Common Stock, Private Placement [Member] Preferred Stock to be Issued [Member]	Common Stock, Private Placement [Member] Common Stock [Member]	Common Stock, Private Placement [Member] Common Stock to be Issued [Member]	Common Stock, Private Placement [Member] Additional Paid-in Capital [Member]	Common Stock, Private Placement [Member] Retained Earnings [Member]	Common Stock, Private Placement [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member] Preferred Stock to be Issued [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member] Common Stock to be Issued [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock Offering [Member] Series B Preferred Stock [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member] Preferred Stock to be Issued [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member] Common Stock to be Issued [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock Units Offering [Member] Series C Preferred Stock [Member]	Units Offering [Member] Preferred Stock [Member]	Units Offering [Member] Preferred Stock to be Issued [Member]	Units Offering [Member] Common Stock [Member]	Units Offering [Member] Common Stock to be Issued [Member]	Units Offering [Member] Additional Paid-in Capital [Member]	Units Offering [Member] Retained Earnings [Member]	Units Offering [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Retained Earnings [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member]	Private Placement [Member] Preferred Stock [Member]	Private Placement [Member] Preferred Stock to be Issued [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Common Stock to be Issued [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Retained Earnings [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Preferred Stock [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Preferred Stock to be Issued [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Common Stock [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Common Stock to be Issued [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Retained Earnings [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member]	Conversion of Debt Into Common Stock [Member] Preferred Stock [Member]	Conversion of Debt Into Common Stock [Member] Preferred Stock to be Issued [Member]	Conversion of Debt Into Common Stock [Member] Common Stock [Member]	Conversion of Debt Into Common Stock [Member] Common Stock to be Issued [Member]	Conversion of Debt Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Debt Into Common Stock [Member] Retained Earnings [Member]	Conversion of Debt Into Common Stock [Member]	Future Settlement of Debt Settled With Common Stock [Member] Preferred Stock [Member]	Future Settlement of Debt Settled With Common Stock [Member] Preferred Stock to be Issued [Member]	Future Settlement of Debt Settled With Common Stock [Member] Common Stock [Member]	Future Settlement of Debt Settled With Common Stock [Member] Common Stock to be Issued [Member]	Future Settlement of Debt Settled With Common Stock [Member] Additional Paid-in Capital [Member]	Future Settlement of Debt Settled With Common Stock [Member] Retained Earnings [Member]	Future Settlement of Debt Settled With Common Stock [Member]	Shares Issued for Prepaid Services [Member] Preferred Stock [Member]	Shares Issued for Prepaid Services [Member] Preferred Stock to be Issued [Member]	Shares Issued for Prepaid Services [Member] Common Stock [Member]	Shares Issued for Prepaid Services [Member] Common Stock to be Issued [Member]	Shares Issued for Prepaid Services [Member] Additional Paid-in Capital [Member]	Shares Issued for Prepaid Services [Member] Retained Earnings [Member]	Shares Issued for Prepaid Services [Member]	Preferred Stock [Member]	Preferred Stock to be Issued [Member]	Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2022																																																																														0		265,485	0
BALANCE at Dec. 31, 2022																																																																														$ 0		$ 0		$ 71,195	$ (74,021)	$ (2,226)
Shares issued for offering (in shares)	0	0	3,383,784	0				1,516,199	(1,516,199)	0	1,516,199				159,966	0	0	0
Shares issued for offering	$ 0		$ 0		$ 133	$ 0	$ 133	$ 0		$ 0		$ 2,608	$ 0	$ 2,608	$ 0		$ 0		$ 1,902	$ 0	$ 1,902
Share-based compensation expense (in shares)																						0	0	29,636	0
Share-based compensation expense																						$ 0		$ 0		$ 295	$ 0	$ 295
Shares repurchase (in shares)																																																																														0	0	(439)	0
Shares repurchase																																																																														$ 0		$ 0		0	0	0
Net loss																																																																														$ 0		$ 0		0	(2,603)	(2,603)
BALANCE (in shares) at Dec. 31, 2023																																																																														1,676,165	(1,516,199)	3,678,550	1,516,199
BALANCE at Dec. 31, 2023																																																																														$ 0		$ 0		76,733	(76,624)	109
Shares issued for offering (in shares)																																																																																0	0
Shares issued for offering																																																																														0		$ 0		945	0	945
Share-based compensation expense (in shares)																						0	0	0	0
Share-based compensation expense																						$ 0		$ 0		59	0	59
Net loss																																																																														$ 0		$ 0		0	(1,122)	(1,122)
Shares issued for conversion (in shares)																																											(1,516,199)	1,516,199	1,516,199	(1,516,199)
Shares issued for conversion																																											$ 0		$ 0		$ 0	$ 0	$ 0
BALANCE (in shares) at Mar. 31, 2024																																																																														246,965	0	5,194,749	0
BALANCE at Mar. 31, 2024																																																																														$ 0		$ 0		77,737	(77,746)	(9)
BALANCE (in shares) at Dec. 31, 2023																																																																														1,676,165	(1,516,199)	3,678,550	1,516,199
BALANCE at Dec. 31, 2023																																																																														$ 0		$ 0		76,733	(76,624)	109
Shares issued for offering (in shares)															86,953	0	0	0																		0	0	319,207	0
Shares issued for offering															$ 0		$ 0		$ 945	$ 0	$ 945															$ 0		$ 0		$ 3,363	$ 0	$ 3,363
Share-based compensation expense (in shares)																						0	0	0	0
Share-based compensation expense																						$ 0		$ 0		2,594	0	2,594
Net loss																																																																														$ 0		$ 0		0	(10,460)	(10,460)
Shares issued for conversion (in shares)																													(1,516,199)	1,516,199	1,516,199	(1,516,199)											0	0	802,142	0				(246,919)	0	596,145	0				0	0	10,588	0				0	0	45,344	0
Shares issued for conversion																													$ 0		$ 0		$ 0	$ 0	$ 0								$ 0				$ (204)		$ (204)	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0		$ 0		$ 39	$ 0	$ 39	$ 0		$ 0		$ 0	$ 0	$ 0
Shares and warrants issued for consulting services (in shares)																																																																							0	0	433,360	0				0	0	22,344	0
Shares and warrants issued for consulting services																																																																							$ 0		$ 0		$ 2,440	$ 0	$ 2,440	$ 0		$ 0		127	0	127
Shares issued - stock options, warrants and RSU exercises (in shares)																																																																														0	0	698,181	0
Shares issued - stock options, warrants and RSU exercises																																																																														$ 0		$ 0		36	0	36
Warrants issued for convertible promissory note																																																																														$ 0		$ 0		636	0	636
BALANCE (in shares) at Dec. 31, 2024																																																																														0	0	8,122,060	0
BALANCE at Dec. 31, 2024																																																																														$ 0		$ 0		86,709	(87,084)	(375)
Shares issued for offering (in shares)																																				0	0	547,737	0
Shares issued for offering																																				$ 0		$ 0		$ 1,464	$ 0	$ 1,464
Share-based compensation expense (in shares)																						0	0	0	0
Share-based compensation expense																						$ 0		$ 0		$ 247	$ 0	$ 247
Net loss																																																																														$ 0		$ 0		0	(12,930)	(12,930)
Shares issued for conversion (in shares)																																																																														0	0	800,000,000	0
Shares issued for conversion																																																																														$ 0		$ 0		12,329	0	12,329
Shares and warrants issued for consulting services (in shares)																																																																														0	0	22,344	0
Shares and warrants issued for consulting services																																																																														$ 0		$ 0		32	0	32
BALANCE (in shares) at Mar. 31, 2025																																																																														0	0	11,678,736	0
BALANCE at Mar. 31, 2025																																																																														$ 0		$ 1		$ 109,608	$ (104,424)	$ 5,185